STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

11. STOCKHOLDERS’ EQUITY

Preferred Stock. The Company is authorized to issue up to 1,000,000 shares of Preferred Stock (the “Preferred Stock”). The Preferred Stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to set the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each series of Preferred Stock.

On June 15, 2021, the Company completed its secondary offering of 800,000 shares of our Series D Preferred Stock for cash consideration of $25.00 per share to a syndicate of underwriters led by The Benchmark Company, LLC, as representative, resulting in approximately $18.1 million in net proceeds, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company. The Company granted the underwriters a 45-day option to purchase up to an additional 120,000 shares of Series D Preferred Stock to cover over-allotments, which they exercised on June 17, 2021, resulting in approximately $2.7 million in net proceeds, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company. In total, the Company issued 920,000 shares of Series D Preferred Stock with net proceeds of approximately $20.5 million, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company and deferred offering costs. The Series D Preferred Stock is listed for trading on The Nasdaq Capital Market under the symbol SQFTP. The Company has used these proceeds for general corporate and working capital purposes, including acquiring additional properties.

On June 20, 2024, the Company entered into an underwriting agreement with The Benchmark Company, LLC pursuant to which the Company issued and sold in an underwritten public offering 109,054 shares of the Company’s Series D Preferred Stock. The shares of Series D Preferred Stock were sold to the public at a price of $16.00 per share. The Company agreed to an underwriting discount of 7% of the public offering price of the shares of Series D Preferred Stock sold in the offering. The offering closed on June 24, 2024, generating gross proceeds of approximately $1.74 million, before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. The Company has used the net proceeds from the offering for general corporate and working capital purposes, including the acquisition of additional properties. Below are some of the key terms of the Series D Preferred Stock:

Dividends:

Holders of shares of the Series D Preferred Stock are entitled to receive cumulative cash dividends at a rate of 9.375% per annum of the $25.00 per share liquidation preference (equivalent to $2.34375 per annum per share). Dividends are payable monthly on the 15th day of each month (each, a “Dividend Payment Date”), provided that if any Dividend Payment Date is not a business day, then the dividend that would otherwise have been payable on that Dividend Payment Date may be paid on the next succeeding business day without adjustment in the amount of the dividend. If the Company’s Board of Directors does not declare a dividend in a given period, an accrual is not recorded on the balance sheet. However, undeclared preferred stock dividends are reflected in earnings per share as discussed in ASC 260-10-45-11. Preferred stock dividends that are not declared accumulate and are added to the liquidation preference as of the scheduled payment date for the respective series of the preferred stock.

Voting Rights:

Holders of shares of the Series D Preferred Stock will generally have no voting rights. However, if the Company does not pay dividends on the Series D Preferred Stock for eighteen or more monthly dividend periods (whether or not consecutive), the holders of the Series D Preferred Stock (voting separately as a class with the holders of all other classes or series of the Company’s preferred stock it may issue upon which like voting rights have been conferred and are exercisable and which are entitled to vote as a class with the Series D Preferred Stock in the election referred to below) will be entitled to vote for the election of two additional directors to serve on the Company’s Board of Directors until the Company pays, or declares and sets apart funds for the payment of, all dividends that it owes on the Series D Preferred Stock, subject to certain limitations.

In addition, the affirmative vote of the holders of at least two-thirds of the outstanding shares of Series D Preferred Stock (voting together as a class with all other series of parity preferred stock the Company may issue upon which like voting rights have been conferred and are exercisable) is required at any time for the Company to (i) authorize or issue any class or series of its stock ranking senior to the Series D Preferred Stock with respect to the payment of dividends or the distribution of assets on liquidation, dissolution or winding up or (ii) to amend any provision of the Company charter so as to materially and adversely affect any rights of the Series D Preferred Stock or to take certain other actions.

Liquidation Preference:

In the event of the Company’s voluntary or involuntary liquidation, dissolution or winding up, the holders of shares of Series D Preferred Stock will be entitled to be paid out of the assets the Company has legally available for distribution to its stockholders, subject to the preferential rights of the holders of any class or series of its stock the Company may issue ranking senior to the Series D Preferred Stock with respect to the distribution of assets upon liquidation, dissolution or winding up, a liquidation preference of $25.00 per share, plus any accumulated and unpaid dividends to, but not including, the date of payment, before any distribution of assets is made to holders of the Company’s common stock or any other class or series of the Company’s stock it may issue that ranks junior to the Series D Preferred Stock as to liquidation rights.

In the event that, upon any such voluntary or involuntary liquidation, dissolution or winding up, the Company’s available assets are insufficient to pay the amount of the liquidating distributions on all outstanding shares of Series D Preferred Stock and the corresponding amounts payable on all shares of other classes or series of the Company’s stock that it issues ranking on parity with the Series D Preferred Stock in the distribution of assets, then the holders of the Series D Preferred Stock and all other such classes or series of stock shall share ratably in any such distribution of assets in proportion to the full liquidating distributions to which they would otherwise be respectively entitled.

Redemption:

Commencing on or after June 15, 2026, the Company may redeem, at its option, the Series D Preferred Stock, in whole or in part, at a cash redemption price equal to $25.00 per share, plus any accumulated and unpaid dividends to, but not including the redemption date. The Series D Preferred Stock has no stated maturity, will not be subject to any sinking fund or other mandatory redemption, and will not be convertible into or exchangeable for any of our other securities.

In accordance with the terms of the Series D Preferred Stock, the Series D monthly dividend had been approved by the Board of Directors through December 31, 2025 in the amount of $0.19531 per share payable on the 15th of every month to stockholders of record of Series D Preferred Stock as of the last day of the prior month. As of January 28, 2026, the Board of Directors has suspended the Company’s monthly dividend on its Series D Preferred Stock commencing with the January 2026 monthly dividend that would have been paid on February 15, 2026. No dividends were declared or accrued for the Series D Preferred stockholders during the six months ended June 30, 2026. During the three and six months ended June 30, 2025, dividends paid to Series D Preferred stockholders totaled approximately $0.6 million and $1.2 million, respectively.

Common Stock. As of June 30, 2026, Mr. Heilbron beneficially owned approximately 15.3% of our outstanding shares of common stock, as set forth in the amendment to Schedule 13D filed on May 8th, 2026.

The Company is authorized to issue up to 100,000,000 shares of Series A Common Stock, 1,000 shares of Series B Common Stock, and 9,000,000 shares of Series C Common Stock (collectively, the “Common Stock”) each with $0.01 par value per share. Each class of Common Stock has identical rights, preferences, terms, and conditions except that the holders of Series B Common Stock are not entitled to receive any portion of Company assets in the event of the Company’s liquidation. No shares of Series B or Series C Common Stock have been issued. Each share of Common Stock entitles the holder to one vote. Shares of our Common Stock are not subject to redemption and do not have any preference, conversion, exchange, or preemptive rights. The Company’s charter contains restrictions on the ownership and transfer of the Common Stock that prevents one person from owning more than 9.8% of the outstanding shares of common stock. The Board of Directors granted our Chief Executive Officer, Jack Heilbron, and Chief Investment Officer, Gary Katz, an exception to the 9.8% ownership limit and established an excepted holder limit permitting each of Jack Heilbron and Gary Katz to beneficially or constructively own up to 19% of the outstanding shares of our common stock, including warrants, subject to compliance with Article VII of the Company’s charter.

Effective on May 19, 2025, the Company amended its charter by filing Articles of Amendment with the State Department of Assessments and Taxation of Maryland in order to effect a 1-for-10 reverse stock split of its outstanding shares of common stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every 10 shares of the Company’s common stock issued or outstanding were automatically reclassified into one new share of common stock, par value $0.10 per share, subject to the treatment of fractional shares as described below, without any action on the part of the holders. All historical share and per-share amounts reflected throughout the accompanying consolidated financial statements and other financial information in this Quarterly Report on Form 10-Q have been retroactively adjusted to reflect the 2025 Reverse Stock Split as if the split occurred as of the earliest period presented. The Reverse Stock Split did not affect the number of authorized shares of common stock. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who would otherwise have been entitled to receive fractional shares as a result of the Reverse Stock Split were rounded up to the nearest whole share. All equity awards and warrants outstanding immediately prior to the Reverse Stock Split were proportionately adjusted to reflect the Reverse Stock Split. Effective immediately after the Reverse Stock Split, the Company decreased the par value of the shares of Series A Common Stock from $0.10 per share back to $0.01 per share.

On July 14, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”) for the purpose of raising approximately $2.05 million in gross proceeds for the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering (the “Offering”), (i) 140,000 shares (the “Public Shares”) of its Series A Common Stock and (ii) pre-funded warrants to purchase up to 30,830 shares (the “Pre-Funded Warrant Shares”) of Series A Common Stock (the “Pre-Funded Warrants”). Each Public Share and accompanying Pre-Funded Warrant were sold together at a combined offering price of $12.00. The Pre-Funded Warrants were immediately exercisable at a nominal exercise price of $0.0001 and were exercised on July 14, 2025 in full.

The closing of the sales of the Securities pursuant to the Purchase Agreement occurred on July 15, 2025. The net proceeds to the Company after deducting the Placement Agent’s fees and the Company’s offering expenses were approximately $1.7 million. The Company has used and intends to use the net proceeds from the offering for working capital and for other general corporate purposes including to potentially acquire additional properties.

In addition, in connection with the Purchase Agreement, the Company and the Purchaser entered into an Amendment to Series A Common Stock Purchase Warrants (the “Amendment”). The Amendment amends certain warrants to purchase 200,000 shares of Series A Common Stock purchased by the Purchaser on July 14, 2021 to (i) reduce the exercise price to $12.00 per share from $55 per share and (ii) extend the termination date to July 16, 2030 from July 16, 2026. Pursuant to the Stock Purchase Agreement, the Company filed a resale registration statement to register the shares of Series A Common Stock underlying such warrants, which registration statement went effective on August 22, 2025.

The Company evaluated the accounting guidance in ASC 480 and ASC 815 regarding the classification of the Pre-Funded Warrant, Common Stock Warrants, and Placement Agent Warrants as equity or a liability and ultimately determined that it should be classified as permanent equity. As of December 31, 2025, none of the Common Stock Warrants and Placement Agent Warrants have been exercised.

Genesis Plaza is owned by two tenants-in-common, NetREIT Genesis and NetREIT Genesis II, each of which own 57% and 43%, respectively, and we beneficially own an aggregate of 92.0%, based on our ownership of each entity. We have 100% ownership of NetREIT Genesis and 81.5% ownership of NetREIT Genesis II, and we have control of both entities. During July, 2024, the Company completed a minority ownership conversion option as result of a death in a noncontrolling trust within NetREIT Genesis II. The Company issued the trust 86,232 shares of SQFT Series A Common Stock in exchange for their 36.4% ownership in NetREIT Genesis II, as per the original exchange agreement at $9.30 per share.

Stock Repurchase Program. While we will continue to pursue value creating investments, the Board of Directors believes there is significant embedded value in our assets that is yet to be realized by the market. Therefore, returning capital to stockholders through a repurchase program is an attractive use of capital currently. In December 2024, the Board of Directors authorized a stock repurchase program of up to $6.0 million of outstanding shares of our Series A Common Stock and up to $4.0 million of our Series D Preferred Stock, which the Board of Directors did not renew in December 2025. During the year ended December 31, 2025, we repurchased 16,080 shares of our Series A Common Stock, with an average price of $4.79 per share, including a commission of $0.025 per share, for a total cost of $77,092 for the Series A Common Stock. This does not include the shares repurchased in the fixed price self-tender offer (the “Tender Offer”) during April-May 2025. During the year ended December 31, 2025, the Company repurchased 23,346 shares of our Series D Preferred Stock at an average price of approximately $14.76 per share, including a commission of $0.035 per share, for a total cost of $344,503 for the Series D Preferred Stock. Any repurchased shares are treated as authorized and unissued in accordance with Maryland law and shown as a reduction of stockholders’ equity at cost. There were no repurchases of Series A Common Stock or Series D Preferred Stock during six months ended June 30, 2026 as there were no repurchase plans in place.

Cash Dividends on Common Stock and Preferred Stock. For the six months ended June 30, 2026, the Company did not declare a cash dividend on shares of Series A Common Stock. As of January 28, 2026, the Board of Directors has suspended the Company’s monthly dividend on its Series D Preferred Stock commencing with the January 2026 monthly dividend that would have been paid on February 15, 2026. In accordance with the terms of the Series D Preferred Stock, the unpaid monthly dividends will continue to accrue at $0.19531 per share each month. Under the guidance of ASC 260-10-45-11, if the Company’s Board of Directors does not declare a dividend in a given period, an accrual is not recorded on the balance sheet, however; undeclared preferred stock dividends are reflected in earnings per share. Preferred stock dividends that are not declared accumulate and are added to the liquidation preference as of the scheduled payment date for the respective series of the preferred stock. The Board and the Company intend to reassess, on a quarterly basis, when accrued dividends on the Series D Preferred Stock may be paid and when the monthly dividend payments can be reinstated. The Company has not decided when it will resume dividends to our common stockholders on a quarterly basis. As of June 30, 2026 and December 31, 2025, the cumulative preferred dividends in arrears on the Series D preferred stock was approximately $1.1 million and $0, respectively. The accrued monthly dividend as of December 31, 2025, totaling $190,220 was paid on January 1, 2026. The following is a summary of distributions declared per share of our Series D Preferred Stock for the six months ended June 30, 2026 and 2025. The accrued monthly dividend as of December 31, 2025, totaling $190,220 was paid on January 1, 2026.

Series D Preferred Stock

Month	2026	2025
	Distributions Declared	Distributions Declared
January	$—	$0.19531
February	—	0.19531
March	—	0.19531
April	—	0.19531
May	—	0.19531
June	—	0.19531
Total	$—	$1.17186

Partnership Interests. Through the Company, its subsidiaries, and its partnerships, we own 8 commercial properties in fee interest, two of which we own partial interests in through our holdings in various affiliates in which we serve as general partner, member and/or manager. Each of the limited partnerships is referred to as a “DownREIT.” In each DownREIT, we have the right, through put and call options, to require our co-investors to exchange their interests for shares of our Common Stock at a stated price after a defined period (generally five years from the date they first invested in the entity’s real property), the occurrence of a specified event or a combination thereof. The Company is a limited partner in five partnerships and sole stockholder in one corporation, which entities purchase and leaseback model homes from homebuilders.

11. STOCKHOLDERS’ EQUITY

Preferred Stock. The Company is authorized to issue up to 1,000,000 shares of Preferred Stock (the “Preferred Stock”). The Preferred Stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to set the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each series of Preferred Stock.

On June 15, 2021, the Company completed its secondary offering of 800,000 shares of our Series D Preferred Stock for cash consideration of $25.00 per share to a syndicate of underwriters led by The Benchmark Company, LLC, as representative, resulting in approximately $18.1 million in net proceeds, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company. The Company granted the underwriters a 45-day option to purchase up to an additional 120,000 shares of Series D Preferred Stock to cover over-allotments, which they exercised on June 17, 2021, resulting in approximately $2.7 million in net proceeds, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company. In total, the Company issued 920,000 shares of Series D Preferred Stock with net proceeds of approximately $20.5 million, after deducting the underwriting discounts and commissions and the offering expenses paid by the Company and deferred offering costs. The Series D Preferred Stock is listed for trading on The Nasdaq Capital Market under the symbol SQFTP. The Company has used these proceeds for general corporate and working capital purposes, including acquiring additional properties.

On June 20, 2024, the Company entered into an underwriting agreement with The Benchmark Company, LLC, pursuant to which the Company issued and sold in an underwritten public offering 109,054 shares of the Company’s Series D Preferred Stock. The shares of Series D Preferred Stock were sold to the public at a price of $16.00 per share. The Company agreed to an underwriting discount of 7% of the public offering price of the shares of Series D Preferred Stock sold in the offering. The offering closed on June 24, 2024, generating gross proceeds of approximately $1.74 million, before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. The Company has used the net proceeds from the offering for general corporate and working capital purposes, including the acquisition of additional properties. Below are some of the key terms of the Series D Preferred Stock:

Dividends:

Holders of shares of the Series D Preferred Stock are entitled to receive cumulative cash dividends at a rate of 9.375% per annum of the $25.00 per share liquidation preference (equivalent to $2.34375 per annum per share). Dividends will be payable monthly on the 15th day of each month (each, a “Dividend Payment Date”), provided that if any Dividend Payment Date is not a business day, then the dividend that would otherwise have been payable on that Dividend Payment Date may be paid on the next succeeding business day without adjustment in the amount of the dividend.

Voting Rights:

Holders of shares of the Series D Preferred Stock will generally have no voting rights. However, if the Company does not pay dividends on the Series D Preferred Stock for eighteen or more monthly dividend periods (whether or not consecutive), the holders of the Series D Preferred Stock (voting separately as a class with the holders of all other classes or series of the Company’s preferred stock it may issue upon which like voting rights have been conferred and are exercisable and which are entitled to vote as a class with the Series D Preferred Stock in the election referred to below) will be entitled to vote for the election of two additional directors to serve on the Company’s Board of Directors until the Company pays, or declares and sets apart funds for the payment of, all dividends that it owes on the Series D Preferred Stock, subject to certain limitations.

In addition, the affirmative vote of the holders of at least two-thirds of the outstanding shares of Series D Preferred Stock (voting together as a class with all other series of parity preferred stock the Company may issue upon which like voting rights have been conferred and are exercisable) is required at any time for the Company to (i) authorize or issue any class or series of its stock ranking senior to the Series D Preferred Stock with respect to the payment of dividends or the distribution of assets on liquidation, dissolution or winding up or (ii) to amend any provision of the Company charter so as to materially and adversely affect any rights of the Series D Preferred Stock or to take certain other actions.

Liquidation Preference:

In the event of the Company’s voluntary or involuntary liquidation, dissolution or winding up, the holders of shares of Series D Preferred Stock will be entitled to be paid out of the assets the Company has legally available for distribution to its stockholders, subject to the preferential rights of the holders of any class or series of its stock the Company may issue ranking senior to the Series D Preferred Stock with respect to the distribution of assets upon liquidation, dissolution or winding up, a liquidation preference of $25.00 per share, plus any accumulated and unpaid dividends to, but not including, the date of payment, before any distribution of assets is made to holders of the Company’s common stock or any other class or series of the Company’s stock it may issue that ranks junior to the Series D Preferred Stock as to liquidation rights.

In the event that, upon any such voluntary or involuntary liquidation, dissolution or winding up, the Company’s available assets are insufficient to pay the amount of the liquidating distributions on all outstanding shares of Series D Preferred Stock and the corresponding amounts payable on all shares of other classes or series of the Company’s stock that it issues ranking on parity with the Series D Preferred Stock in the distribution of assets, then the holders of the Series D Preferred Stock and all other such classes or series of stock shall share ratably in any such distribution of assets in proportion to the full liquidating distributions to which they would otherwise be respectively entitled.

Redemption:

Commencing on or after June 15, 2026, the Company may redeem, at its option, the Series D Preferred Stock, in whole or in part, at a cash redemption price equal to $25.00 per share, plus any accumulated and unpaid dividends to, but not including the redemption date. Prior to June 15, 2026, upon a Change of Control (as defined in the Articles Supplementary), the Company may redeem, at its option, the Series D Preferred Stock, in whole or part, at a cash redemption price of $25.00 per share, plus any accumulated and unpaid dividends to, but not including the redemption date. The Series D Preferred Stock has no stated maturity, will not be subject to any sinking fund or other mandatory redemption, and will not be convertible into or exchangeable for any of our other securities.

In accordance with the terms of the Series D Preferred Stock, the Series D monthly dividend has been approved by the Board of Directors through December 31, 2025 in the amount of $0.19531 per share payable on the 15th of every month to stockholders of record of Series D Preferred Stock as of the last day of the prior month. Total dividends paid to Series D Preferred stockholders during the year ended December 31, 2025 and 2024 were approximately $2.2 million and $2.1 million, respectively.

Common Stock.

As of December 31, 2025, neither Mr. Heilbron nor Mr. Katz owned more than 9.8% of our outstanding shares of common stock.

Effective on May 19, 2025, the Company amended its charter by filing Articles of Amendment with the State Department of Assessments and Taxation of Maryland in order to effect a 1-for-10 reverse stock split of its outstanding shares of common stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every 10 shares of the Company’s common stock issued or outstanding were automatically reclassified into one new share of common stock, par value $0.10 per share, subject to the treatment of fractional shares as described below, without any action on the part of the holders. All historical share and per-share amounts reflected throughout the accompanying consolidated financial statements and other financial information in this Annual Report on Form 10-K have been retroactively adjusted to reflect the 2025 Reverse Stock Split as if the split occurred as of the earliest period presented. The Reverse Stock Split did not affect the number of authorized shares of common stock. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who would otherwise have been entitled to receive fractional shares as a result of the Reverse Stock Split were rounded up to the nearest whole share. All equity awards and warrants outstanding immediately prior to the Reverse Stock Split were proportionately adjusted to reflect the Reverse Stock Split. Effective immediately after the Reverse Stock Split, the Company decreased the par value of the shares of Series A Common Stock from $0.10 per share back to $0.01 per share.

On July 12, 2021, the Company entered into a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of 1,000,000 shares of its Series A Common Stock, Common Stock Warrants to purchase up to 2,000,000 shares of Series A Common Stock and Pre-Funded Warrants to purchase up to 1,000,000 shares of Series A Common Stock. Each share of Common Stock and accompanying Common Stock Warrants were sold together at a combined offering price of $5.00, and each share of Common Stock and accompanying Pre-Funded Warrants were sold together at a combined offering price of $4.99. The Pre-Funded Warrants were exercised in full during August 2021 at a nominal exercise price of $0.01 per share. The Common Stock Warrants have an exercise price of $5.50 per share, were exercisable upon issuance and will expire five years from the date of issuance. The Company is authorized to issue up to 100,000,000 shares of Series A Common Stock, 1,000 shares of Series B Common Stock, and 9,000,000 shares of Series C Common Stock (collectively, the “Common Stock”) each with $0.01 par value per share. Each class of Common Stock has identical rights, preferences, terms, and conditions except that the holders of Series B Common Stock are not entitled to receive any portion of Company assets in the event of the Company’s liquidation. No shares of Series B or Series C Common Stock have been issued. Each share of Common Stock entitles the holder to one vote. Shares of our Common Stock are not subject to redemption and do not have any preference, conversion, exchange, or preemptive rights. The Company’s charter contains restrictions on the ownership and transfer of the Common Stock that prevents one person from owning more than 9.8% of the outstanding shares of common stock. The Board of Directors granted our CEO, Jack Heilbron, and CIO, Gary Katz, an exception to the 9.8% ownership limit and established an excepted holder limit permitting each of Jack Heilbron and Gary Katz to beneficially or constructively own up to 19% of the outstanding shares of our common stock, including warrants, subject to compliance with Article VII of the Company’s charter. As of December 31, 2025, neither Mr. Heilbron nor Mr. Katz owned more than 9.8% of our outstanding shares of common stock.

Effective on May 19, 2025, the Company amended its charter by filing Articles of Amendment with the State Department of Assessments and Taxation of Maryland in order to effect a 1-for-10 reverse stock split of its outstanding shares of common stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every 10 shares of the Company’s common stock issued or outstanding were automatically reclassified into one new share of common stock, par value $0.10 per share, subject to the treatment of fractional shares as described below, without any action on the part of the holders. All historical share and per-share amounts reflected throughout the accompanying consolidated financial statements and other financial information in this Annual Report on Form 10-K have been retroactively adjusted to reflect the 2025 Reverse Stock Split as if the split occurred as of the earliest period presented. The Reverse Stock Split did not affect the number of authorized shares of common stock. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who would otherwise have been entitled to receive fractional shares as a result of the Reverse Stock Split were rounded up to the nearest whole share. All equity awards and warrants outstanding immediately prior to the Reverse Stock Split were proportionately adjusted to reflect the Reverse Stock Split. Effective immediately after the Reverse Stock Split, the Company decreased the par value of the shares of Series A Common Stock from $0.10 per share back to $0.01 per share.

On July 12, 2021, the Company entered into a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of 1,000,000 shares of its Series A Common Stock, Common Stock Warrants to purchase up to 2,000,000 shares of Series A Common Stock and Pre-Funded Warrants to purchase up to 1,000,000 shares of Series A Common Stock. Each share of Common Stock and accompanying Common Stock Warrants were sold together at a combined offering price of $5.00, and each share of Common Stock and accompanying Pre-Funded Warrants were sold together at a combined offering price of $4.99. The Pre-Funded Warrants were exercised in full during August 2021 at a nominal exercise price of $0.01 per share. The Common Stock Warrants have an exercise price of $5.50 per share, were exercisable upon issuance and will expire five years from the date of issuance.

On July 14, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”) for the purpose of raising approximately $2.05 million in gross proceeds for the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering (the “Offering”), (i) 140,000 shares (the “Public Shares”) of its Series A Common Stock and (ii) pre-funded warrants to purchase up to 30,830 shares (the “Pre-Funded Warrant Shares”) of Series A Common Stock (the “Pre-Funded Warrants”). Each Public Share and accompanying Pre-Funded Warrant were sold together at a combined offering price of $12.00. The Pre-Funded Warrants were immediately exercisable at a nominal exercise price of $0.0001 and were exercised on July 14, 2025 in full.

The closing of the sales of the Securities pursuant to the Purchase Agreement occurred on July 15, 2025. The net proceeds to the Company after deducting the Placement Agent’s fees and the Company’s offering expenses were approximately $1.7 million. The Company has used and intends to use the net proceeds from the offering for working capital and for other general corporate purposes including to potentially acquire additional properties.

In addition, in connection with the Purchase Agreement, the Company and the Purchaser entered into an Amendment to Series A Common Stock Purchase Warrants (the “Amendment”). The Amendment amends certain warrants to purchase 200,000 shares of Series A Common Stock purchased by the Purchaser on July 14, 2021 to (i) reduce the exercise price to $12.00 per share from $55 per share and (ii) extend the termination date to July 16, 2030 from July 16, 2026. Pursuant to the Stock Purchase Agreement, the Company filed a resale registration statement to register the shares of Series A Common Stock underlying such warrants, which registration statement went effective on August 22, 2025.

The Company evaluated the accounting guidance in ASC 480 and ASC 815 regarding the classification of the Pre-Funded Warrant, Common Stock Warrants, and Placement Agent Warrants as equity or a liability and ultimately determined that it should be classified as permanent equity. As of December 31, 2025, none of the Common Stock Warrants and Placement Agent Warrants have been exercised.

Genesis Plaza is owned by two tenants-in-common, NetREIT Genesis and NetREIT Genessis II, each of which own 57% and 43%, respectively, and we beneficially own an aggregate of 92.0%, based on our ownership of each entity. We have 100% ownership of NetREIT Genesis and 81.5% ownership of NetREIT Genesis II, and we have control of both entities. During July, 2024, the Company completed a minority ownership conversion option as result of a death in a noncontrolling trust within NetREIT Genesis II. The Company issued the trust 86,232 shares of SQFT Series A Common Stock in exchange for their 36.4% ownership in NetREIT Genesis II, as per the original exchange agreement at $9.30 per share.

Stock Repurchase Program. While we will continue to pursue value creating investments, the Board of Directors believes there is significant embedded value in our assets that is yet to be realized by the market. Therefore, returning capital to stockholders through a repurchase program is an attractive use of capital currently. On September 15, 2022, the Board of Directors authorized a stock repurchase program of up to $6.0 million of outstanding shares of our Series A Common Stock and up to $4.0 million of our Series D Preferred Stock, which expired in September 2023. In November 2023, the Board of Directors authorized a stock repurchase program of up to $6.0 million of outstanding shares of our Series A Common Stock and up to $4.0 million of our Series D Preferred Stock which expired in November 2024. During the year ended December 31, 2023, the Company repurchased 23,041 shares of our Series D Preferred Stock at an average price of approximately $16.06 per share, including a commission of $0.035 per share, and no shares of our Series A Common Stock, for a total cost of $0.4 million for the Series D Preferred Stock. In December 2024, the Board of Directors authorized a stock repurchase program of up to $6.0 million of outstanding shares of our Series A Common Stock and up to $4.0 million of our Series D Preferred Stock, which expired in December 2025. During the year ended December 31, 2025, we repurchased 16,080 shares of our Series A Common Stock, with an average price of $4.79 per share, including a commission of $0.025 per share, for a total cost of $77,092 for the Series A Common Stock. This does not include the Tender Offer shares repurchased during April 2025 as noted below. During the year ended December 31, 2025, the Company repurchased 23,346 shares of our Series D Preferred Stock at an average price of approximately $14.76 per share, including a commission of $0.035 per share, for a total cost of $344,503 for the Series D Preferred Stock. Any repurchased shares are treated as authorized and unissued in accordance with Maryland law and shown as a reduction of stockholders’ equity at cost.

On April 8, 2025, we commenced the Tender Offer, a fixed price self-tender offer to purchase for cash all odd lots plus up to 200,000 shares of the Company’s Series A common stock, par value $0.01 per share, properly tendered and not properly withdrawn prior to the expiration date, subject to the Company’s ability to increase the number of shares accepted for payment in the Tender Offer by up to 2% of the Company’s outstanding common stock (resulting in an increase of up to approximately 28,308 shares) without amending or extending the Tender Offer in accordance with rules promulgated by the SEC, at $6.80 per share, net to the seller in cash, less any applicable withholding taxes and without interest. The Tender Offer expired at 11:59 P.M., New York City time, on May 5, 2025. Based on the final count by the depositary for the Tender Offer, 214,412 shares of Series A common stock were validly and successfully tendered and not properly withdrawn, including tenders of shares for which the tender was defective but for which the Company waived such defects. Pursuant to the terms of the Tender Offer, the Company accepted for purchase 214,412 shares of Series A common stock, including 1,209 odd lot shares. Total cash required to complete the Tender Offer was approximately $1,458,000, excluding fees and expenses related to the Tender Offer. We believe that the tender offer provided an efficient mechanism to provide our stockholders who desired immediate liquidity with the opportunity to tender shares at a favorable price relative to the current market price and without incurring broker’s fees associated with most secondary market sales, while also providing a benefit to those stockholders who did not participate, as such stockholders automatically increased their relative percentage ownership interest in the Company and our future operations, including any liquidity events that we may have in the future. Another purpose of the Tender Offer was to reduce the number of our issued and outstanding shares and to reduce or eliminate all of our odd lots. Overall, we believe that the Tender Offer was a prudent use of our financial resources given our business profile, capital structure, assets and liabilities.

Cash Dividends. For the years ended December 31, 2025 and December 31, 2024, the Company did not declare and pay a Series A Common Stock cash dividend. For the years ended December 31, 2025 and December 31, 2024, the Company declared and paid Series D Preferred Stock cash dividends of approximately $2.2 million and $2.1 million, respectively. The Company intends to continue to pay dividends to our common stockholders on a quarterly basis, and on a monthly basis to holders of our Series D Preferred Stock going forward, but there can be no guarantee the Board of Directors will approve any future dividends. The following is a summary of distributions declared per share of our Series A Common Stock and for our Series D Preferred Stock for the years ended December 31, 2025 and December 31, 2024.

As of January 28, 2026, the Board of Directors has suspended the Company’s monthly dividend on its Series D Preferred Stock commencing with the January 2026 monthly dividend that would have been paid on February 15, 2026. In accordance with the terms of the Series D Preferred Stock, the unpaid monthly dividends will continue to accrue at $0.19531 per share each month. No interest, or sum of money in lieu of interest, is payable in respect of any dividend payments on the Series D Preferred Stock that are in arrears. The Board and the Company intend to reassess, on a quarterly basis, when accrued dividends on the Series D Preferred Stock may be paid and when the monthly dividend payments can be reinstated.

Series D Preferred Stock

Month	2025	2024
	Distributions Declared	Distributions Declared
January	$0.19531	$0.19531
February	0.19531	0.19531
March	0.19531	0.19531
April	0.19531	0.19531
May	0.19531	0.19531
June	0.19531	0.19531
July	0.19531	0.19531
August	0.19531	0.19531
September	0.19531	0.19531
October	0.19531	0.19531
November	0.19531	0.19531
December	0.19531	0.19531
Total	$2.34372	$2.34372

Partnership Interests. Through the Company, its subsidiaries, and its partnerships, we own 10 commercial properties in fee interest, two of which we own partial interests in through our holdings in various affiliates in which we serve as general partner, member and/or manager. Each of the limited partnerships is referred to as a “DownREIT.” In each DownREIT, we have the right, through put and call options, to require our co-investors to exchange their interests for shares of our Common Stock at a stated price after a defined period (generally five years from the date they first invested in the entity’s real property), the occurrence of a specified event or a combination thereof. The Company is a limited partner in five partnerships and sole stockholder in one corporation, which entities purchase and lease model homes from homebuilders.